Financial liabilities - Summary of Maturities and Average Interest Rates for Liabilities to Banks and Other Lenders (Details) € in Thousands, kr in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 DKK (kr)	Dec. 31, 2022 DKK (kr)
Financial Liabilities [Line Items]
Amount	€ 377,644	€ 197,512
Bank Loans
Financial Liabilities [Line Items]
Amount	€ 243,896	€ 134,587
Bank Loans | 2023
Financial Liabilities [Line Items]
Currency		EUR
Amount		€ 50,680
Borrowings, maturity		2023
Average Interest Rate		1.21%		1.21%
Bank Loans | 2024
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 51,664	€ 51,664
Borrowings, maturity	2024	2024
Average Interest Rate	3.45%	1.17%	3.45%	1.17%
Bank Loans | 2025
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 56,893	€ 24,394
Borrowings, maturity	2025	2025
Average Interest Rate	3.86%	1.09%	3.86%	1.09%
Bank Loans | 2026
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 60,821	€ 7,488
Borrowings, maturity	2026	2026
Average Interest Rate	3.81%	1.71%	3.81%	1.71%
Bank Loans | 2027
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 53,925	€ 591
Borrowings, maturity	2027	2027
Average Interest Rate	3.42%	1.16%	3.42%	1.16%
Bank Loans | 2028
Financial Liabilities [Line Items]
Currency	EUR
Amount	€ 20,833
Borrowings, maturity	2028
Average Interest Rate	2.12%		2.12%
Bank Loans | Amortized Cost
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amortized Cost	€ (240)	€ (230)
Borrowings, maturity	2024-2028	2023-2027
Notes
Financial Liabilities [Line Items]
Amount	€ 49,743	€ 49,681
Notes | 2027
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 25,000	€ 25,000
Borrowings, maturity	2027	2027
Average Interest Rate	1.40%	1.40%	1.40%	1.40%
Notes | 2028
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 25,000	€ 25,000
Borrowings, maturity	2028	2028
Average Interest Rate	1.40%	1.40%	1.40%	1.40%
Notes | Amortized Cost
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amortized Cost	€ (257)	€ (319)
Borrowings, maturity	2024-2028	2023-2028
Overdrafts and short-term loan facilities
Financial Liabilities [Line Items]
Amount	€ 58,000
Overdrafts and short-term loan facilities | 2023
Financial Liabilities [Line Items]
Currency		DKK
Amount		€ 13,244		kr 98,488
Borrowings, maturity		2023
Average Interest Rate		1.25%		1.25%
Overdrafts and short-term loan facilities | 2024
Financial Liabilities [Line Items]
Currency	DKK
Amount	€ 26,005		kr 198,811
Borrowings, maturity	2024
Average Interest Rate	4.90%		4.90%
Overdrafts and short-term loan facilities | 2024
Financial Liabilities [Line Items]
Currency	EUR
Amount	€ 58,000
Borrowings, maturity	2024
Average Interest Rate	4.05%		4.05%
Total Overdrafts and short-term loan facilities | 2024
Financial Liabilities [Line Items]
Amount	€ 84,005